Note 17 - Related Party Transactions	12 Months Ended
Sep. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 17. RELATED PARTY TRANSACTIONS

Between March 2012 and September 2012, the Company issued and sold to National Securities Growth Partners LLC ("NSGP"), the primary principals of which include Messrs. Klein and Fagenson, convertible notes in the aggregate initial principal amount of $5,000,000 (the "Notes”). The Notes were convertible into units of the Company consisting of (i) the Company’s Series E preferred stock, par value $0.01 per share, which was convertible into shares of Common Stock and (ii) a warrant exercisable for shares of Common Stock. In conjunction with the closing of the private placement in January 2013, the Company entered into a Conversion and Exchange Agreement and a Warrant Exchange Agreement (the "Series E Conversion and Exchange Agreement") with NSGP pursuant to which, among other things, (i) NSGP converted all of the Notes (and all accrued and unpaid interest thereon) into shares of Series E Preferred Stock in accordance with the terms and conditions of the Notes (the "Note Conversion"); (ii) then, following the Note Conversion, NSGP converted all of its Series E Preferred Stock into 10,000,000 shares of Common Stock, and (iii) then, exchanged all of its warrants (10,000,000) to purchase Common Stock for 6,697,140 shares of Common Stock.

On July 25, 2012, the Company and Leonard J. Sokolow executed a consulting agreement (the "Consulting Agreement"), which replaced the previous employment agreement between the Company and Mr. Sokolow which was entered into concurrent with the closing of the merger of the Company and vFinance, Inc., and which was subsequently amended on November 23, 2009. Under the Consulting Agreement, Mr. Sokolow will provide to the Company and its affiliates professional consulting services in the area of general corporate, financial reporting, business development, advisory, operational, strategic, public company and broker-dealer matters as needed and requested. During the term of Consulting Agreement Mr. Sokolow will be paid $300,000 per annum.

On January 25, 2013, Messrs. Klein, Fagenson, Goldwasser and Levin purchased 1,000,000, 166,666, 66,666 and 25,000 shares of our Common Stock, respectively, in the private placement at a purchase price of $0.30 per share for an aggregate consideration of $377,500. Additionally, we issued to Messrs. Klein, Sokolow, and Plimpton 101,214, 101,214, 506,080 shares of our Common Stock, respectively pursuant to the exchange of 215,741, 215,741, and 1,078,730 warrants, respectively.

The Company used its subsidiary as the placement agent for its capital raising transactions in January 2013 and August 2013. The Company compensated the subsidiary $370,000 for these transactions for the fiscal year. These transactions were properly disclosed to the SEC and due to the sales commissions that were paid to its registered representatives, the net effect to the firm was de minimus.

Mr. Fagenson is also a party to an Independent Contractor Agreement, dated February 27, 2012, with the NSC, whereby in exchange for establishing and maintaining a branch office of NSC in New York, New York (the “Branch”), Mr. Fagenson receives 50% of any net income accrued at the Branch, which amounted to date has been immaterial and his daughter, Stephanie Fagenson, is receiving an annual salary of $72,000.

Mr. Fagenson was also a party to a sub-lease agreement wherein during the aftermath of Hurricane Sandy in fiscal year 2012 and part of 2013, Mr. Fagenson sublet office space to an independent contractor office of National Securities. This agreement was of no financial consequence to the Company.

M. Klein & Company was engaged during the fiscal year ended 2013 to perform certain evaluation services and to advise the Board on corporate actions. The principal officer engaged to conduct these services is the brother of the Chief Executive Officer and Co-Chairman of the Board. Mark Klein received no direct or indirect compensation as a result of this engagement. The total fees paid for these services were $50,000 in fiscal year 2013. No such fees were paid in fiscal year 2012.